Related Party Transactions (Details Narrative) - USD ($)			5 Months Ended	9 Months Ended
	Sep. 07, 2021	Aug. 16, 2021	Dec. 31, 2021	Sep. 30, 2022	Aug. 06, 2021
Related Party Transaction [Line Items]
Purchase price			$ 115,000,000
Shares issued price per share		$ 0.009	$ 18
Related party transaction description			The initial shareholders have agreed not to transfer, assign or sell any of the Class B Ordinary Shares (except to certain permitted transferees) until, with respect to 50% of the Class B Ordinary Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B Ordinary Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property	The Sponsor with the Company’s officers and directors have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property
Due to related parties, current			$ 88,542	$ 88,542
Cu Seng Kiu [Member]
Related Party Transaction [Line Items]
Shares issued to officers	5,000	2,500
Three Independent Directors [Member]
Related Party Transaction [Line Items]
Shares issued to officers	2,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum loans convertible into warrants			$ 1,500,000	$ 1,500,000
Price of warrant				$ 10.00
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transaction [Line Items]
Price of warrant			$ 10.00
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 300,000
Due to related parties, current				$ 88,542
Sponsor [Member] | Promisory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 300,000
Due to related parties, current			$ 88,542
Sponsor [Member] | Office Space Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Related party, amount of transaction			$ 10,000	$ 10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued		2,875,000	2,875,000
Purchase price		$ 25,000	$ 25,000
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Ownership percentage			20.00%	20.00%
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued		2,875,000
Purchase price		$ 25,000
Shares issued price per share		$ 0.009